Fair Value of Plan Assets	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Savings Plan [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets
6. Fair Value of Plan Assets

ASC Topic 820, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. In this standard, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 specifies a fair value hierarchy that prioritizes the information used to develop those assumptions. There have been no significant changes in the valuation techniques during the year ended December 31, 2025. The Plan had no liabilities measured at fair value on a recurring basis. In addition, the Plan had no assets or liabilities measured at fair value on a nonrecurring basis. The fair value hierarchy is as follows:

Level 1 Inputs – Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access at the measurement date.

Level 2 Inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, quoted prices in inactive markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 Inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Following are descriptions of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying statements of net assets available for benefits, as well as the general classification of such assets pursuant to the valuation hierarchy.
Investments

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include CTBI common stock, mutual funds, and money market funds. Shares of mutual funds are valued at quoted market prices. The fair values of CTBI common stock are derived from the closing price reported on the NASDAQ Stock Exchange.

The following tables present the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value on a recurring basis and the level within the ASC Topic 820, fair value hierarchy in which the fair value measurements fall at December 31, 2025 and December 31, 2024:

		Fair Value Measurements as of December 31, 2025 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

CTBI common stock	$17,194,927	$17,194,927	$0	$0
Mutual funds	72,293,241	72,293,241	0	0
Money market funds	5,861,415	5,861,415	0	0
	$95,349,583	$95,349,583	$0	$0

		Fair Value Measurements as of December 31, 2024 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

CTBI common stock	$16,150,499	$16,150,499	$0	$0
Mutual funds	62,458,076	62,458,076	0	0
Money market funds	5,595,086	5,595,086	0	0
	$84,203,661	$84,203,661	$0	$0